NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			$ 8,450
Profit (loss), attributable to non-controlling interests	$ 229	$ 283	497	$ 575
Cash contributed	0	$ 6	0	12
Disbursements			524	471
Non-controlling interests, ending balance	8,423		8,423		$ 8,450
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			8,450	8,369	8,369
Profit (loss), attributable to non-controlling interests			497		1,266
Cash contributed					12
Increase (decrease) in non-controlling interest					(86)
Disbursements			(524)		(1,111)
Non-controlling interests, ending balance	8,423		$ 8,423		8,450
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			38.50%
Non-controlling interests, beginning balance			$ 6,061	5,978	5,978
Profit (loss), attributable to non-controlling interests			387		980
Cash contributed					0
Increase (decrease) in non-controlling interest					(49)
Disbursements			(384)		(848)
Non-controlling interests, ending balance	6,064		$ 6,064		6,061
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests, beginning balance			$ 1,189	1,193	1,193
Profit (loss), attributable to non-controlling interests			54		174
Cash contributed					0
Increase (decrease) in non-controlling interest					0
Disbursements			(94)		(178)
Non-controlling interests, ending balance	1,149		$ 1,149		1,189
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Non-controlling interests, beginning balance			$ 298	263	263
Profit (loss), attributable to non-controlling interests			24		35
Cash contributed					0
Increase (decrease) in non-controlling interest					0
Disbursements			(12)		0
Non-controlling interests, ending balance	310		$ 310		298
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests, beginning balance			$ 953	933	933
Profit (loss), attributable to non-controlling interests			34		71
Cash contributed					0
Increase (decrease) in non-controlling interest					0
Disbursements			(17)		(51)
Non-controlling interests, ending balance	970		$ 970		953
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests, beginning balance			$ 29	39	39
Profit (loss), attributable to non-controlling interests			(2)		6
Cash contributed					0
Increase (decrease) in non-controlling interest					0
Disbursements			(17)		(16)
Non-controlling interests, ending balance	10		10		29
Other [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			(80)	$ (37)	(37)
Profit (loss), attributable to non-controlling interests			0		0
Cash contributed					12
Increase (decrease) in non-controlling interest					(37)
Disbursements			0		(18)
Non-controlling interests, ending balance	$ (80)		$ (80)		$ (80)